UNAUDITED INTERIM FINANCIAL INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UNAUDITED INTERIM FINANCIAL INFORMATION
Net premiums earned	$ 147,764	$ 149,943	$ 141,584	$ 137,280	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 576,571	$ 538,452	$ 493,382
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Net realized investment gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Earnings before income taxes	28,575	36,480	36,568	41,109	40,128	34,907	67,730	40,821	142,732	183,586	179,667
Net earnings	$ 25,097	$ 25,463	$ 24,748	$ 28,038	$ 29,931	$ 23,969	$ 44,992	$ 27,706	$ 103,346	$ 126,598	$ 128,197
Basic earnings per share (in dollars per share)	$ 1.18	$ 1.20	$ 1.17	$ 1.32	$ 1.42	$ 1.14	$ 2.13	$ 1.32	$ 4.87	$ 6.01	$ 6.10
Diluted earnings per share (in dollars per share)	$ 1.16	$ 1.19	$ 1.15	$ 1.30	$ 1.39	$ 1.12	$ 2.11	$ 1.30	$ 4.79	$ 5.91	$ 6.04